Schedule II Valuation an Qualifying Accounts	12 Months Ended
Feb. 01, 2014
Valuation And Qualifying Accounts [Abstract]
Schedule II Valuation an Qualifying Accounts

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

Description	Beginning of Period	Expense Charges, net of Reversals	Deductions and Write-offs, net of Recoveries		End of Period
Sales Allowances
Fiscal 2013	(7,179)	(39,171)	37,085		(9,265)
Fiscal 2012	(4,347)	(29,400)	26,568		(7,179)
Fiscal 2011	(2,540)	(17,916)	16,109		(4,347)
Allowance for Doubtful Accounts
Fiscal 2013	(279)	(249)	175		(353)
Fiscal 2012	(450)	(314)	485		(279)
Fiscal 2011	(244)	(319)	113		(450)
Valuation Allowance on Deferred Income Taxes
Fiscal 2013	(64,767)	(78,855)	141,779	(a)	(1,843)
Fiscal 2012	(49,933)	(28,362)	13,528		(64,767)
Fiscal 2011	(32,280)	(31,961)	14,308		(49,933)

(a)	The reduction in the Valuation Allowance on Deferred Income Taxes recorded in Fiscal 2013 includes $127,833 that was recognized as in increase to additional paid-in capital in Stockholders’ Equity.